SHARE BASED COMPENSATION (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Share options non-vested, outstanding (in shares)	476,250	488,750
Weighted average adjusted exercise price, non-vested (in USD per share)	$ 10.88	$ 12.87
Term of award, non-vested	3 years 2 months 12 days	3 years 8 months 12 days
Share options vested and expected to vest, outstanding (in shares)	12,500	0
Weighted average adjusted exercise price, vested and expected to vest (in USD per share)	$ 20.50	$ 0
Term of award, vested and expected to vest	3 years 10 months 24 days	0 years